Deferred tax assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Deferred Tax Assets And Liabilities
Schedule of deferred tax assets and liabilities

	Assets			Liabilities
	2025		2024	2025		2024
	US$	S$	S$	US$	S$	S$
Property, plant and equipment	995	1,265	1,265	14,852	18,890	-
Right-of-use assets	-	-	-	210,111	267,240	-
Inventories	-	-	-	15,072	19,170	-
Trade receivables	(38,634)	(49,140)	(78,270)	43,305	55,080	-
Other payable	-	-	-	4,639	5,900	-
Lease liabilities	-	-	-	(194,803)	(247,770)	-
Others	-	-	-	4,166	5,300	-
Net deferred tax (assets) liabilities	(37,640)	(47,875)	(77,005)	97,342	123,810	-

Schedule of deferred tax balance

Movement in deferred tax balances:

	Balance as at July 1, 2023	Recognized in profit or loss	Balance as at June 30, 2024	Balance as at July 1, 2024	Recognized in profit or loss	Acquired in business combinations	Balance as at June 30, 2025
	S$	S$	S$	S$	S$	S$	S$
Property, plant and equipment	1,901	(636)	1,265	1,265	-	18,890	20,155
Right-of-use assets	-	-	-	-	-	267,240	267,240
Inventories	-	-	-	-	-	19,170	19,170
Trade receivables	(29,466)	(48,804)	(78,270)	(78,270)	29,130	55,080	5,940
Other payable	-	-	-	-	-	5,900	5,900
Lease liabilities	-	-	-	-	-	(247,770)	(247,770)
Others	-	-	-	-	-	5,300	5,300
Net deferred tax (assets) liabilities	(27,565)	(49,440)	(77,005)	(77,005)	29,130	123,810	75,935